Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue recognition [Abstract]
Sales by Hunan MYT	$ 103,395	$ 169,656
Sales by 39Pu	1,201,394	3,704,424
Total	$ 1,304,789	$ 3,874,080